Earnings (Loss) Per Share - Schedule of Basic and Diluted Earnings (loss) Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Earnings (loss) Per Share [Line Items]
Net income from discontinued operations		$ 3,587,371
Net income	$ 963,702	$ 3,419,915
Earnings (loss) per share from continuing operations – basic (in Dollars per share)	$ 0.02	$ (0)
Earnings (loss) per share from continuing operations – diluted (in Dollars per share)	0.02	(0)
Earnings per share from discontinued operations – basic (in Dollars per share)		0.07
Earnings per share from discontinued operations – diluted (in Dollars per share)		0.07
Earnings per share – basic (in Dollars per share)	0.02	0.07
Earnings per share – diluted (in Dollars per share)	$ 0.02	$ 0.07
Weighted average shares – basic (in Shares)	49,389,922	49,389,922
Weighted average shares – diluted (in Shares)	49,389,922	49,389,922
Class A and Class B Ordinary Shares [Member]
Schedule of Basic and Diluted Earnings (loss) Per Share [Line Items]
Net income (loss) from continuing operations	$ 963,702	$ (167,456)
Net income from discontinued operations		3,587,371
Net income	$ 963,702	$ 3,419,915
Earnings (loss) per share from continuing operations – basic (in Dollars per share)	$ 0.02	$ (0)
Earnings (loss) per share from continuing operations – diluted (in Dollars per share)	0.02	(0)
Earnings per share from discontinued operations – basic (in Dollars per share)		0.07
Earnings per share from discontinued operations – diluted (in Dollars per share)		0.07
Earnings per share – basic (in Dollars per share)	0.02	0.07
Earnings per share – diluted (in Dollars per share)	$ 0.02	$ 0.07
Weighted average shares – basic (in Shares)	49,389,922	49,389,922
Weighted average shares – diluted (in Shares)	49,389,922	49,389,922